Day Hagan Smart Value Fund

Class A: DHQAX Class C: DHQCX Class I: DHQIX

(the “Fund”)

Supplement dated February 21, 2023 to the Prospectus, Summary Prospectus and

Statement of Additional Information, each dated November 1, 2022,

as supplemented on February 15, 2023.

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The Fund will not cease operations and redeem all outstanding shares on March 17, 2023 as previously stated in the supplement to the Prospectus, Summary Prospectus and Statement of Additional Information dated February 15, 2023 (the “Prior Supplement”). All statements contained in the Prior Supplement are hereby revoked in their entirety.

You should read this Supplement in conjunction with the Prospectus, any Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2022, as supplemented on February 15, 2023, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-329-4246 (877-DAY-HAGN) or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.